UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

        Investment Company Act file number    811-07641
                                          ------------------------------

                      Advantage Advisers Augusta Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule (s) of Investments is attached herewith.



ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

            COMMON STOCK - 92.83%

              APPAREL MANUFACTURERS - 1.43%
 71,097           True Religion Apparel, Inc.*                                              $  1,313,162
                                                                                            ------------
              AUTOMOBILE / TRUCK PARTS & EQUIPMENT - ORIGINAL - 2.35%
 99,450           Tenneco, Inc.*                                                               2,157,070
                                                                                            ------------
              BUILDING - MOBILE HOME / MANUFACTURED HOUSING - 2.68%
 81,300           Winnebago Industries, Inc.                                                   2,466,642
                                                                                            ------------
              COMMERCIAL BANKS - CENTRAL U.S. - 0.11%
  3,662           International Bancshares Corp.                                                 105,209
                                                                                            ------------
              COMMERCIAL BANKS - WESTERN U.S. - 2.60%
 45,000           SVB Financial Group*                                                         2,387,250
                                                                                            ------------
              COMMERCIAL SERVICES - 2.47%
 56,061           Steiner Leisure, Ltd.*                                                       2,270,471
                                                                                            ------------
              COMPUTERS - PERIPHERAL EQUIPMENT - 1.16%
 73,272           Sigma Designs, Inc.                                                          1,069,038
                                                                                            ------------
              CONTAINERS - METAL / GLASS - 3.38%
 175,300          Crown Holdings, Inc.*                                                        3,109,822
                                                                                            ------------
              DENTAL SUPPLIES & EQUIPMENT - 3.20%
 71,253           Sybron Dental Specialties, Inc.*                                             2,938,474
                                                                                            ------------
              DISTRIBUTION / WHOLESALE - 8.05%
158,500           LKQ Corp.*                                                                   3,298,385
 60,200           Wesco International, Inc.*                                                   4,094,202
                                                                                            ------------
                                                                                               7,392,587
                                                                                            ------------
              ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.34%
110,000           Flextronics International, Ltd.*                                             1,138,500
 71,275           Vishay Intertechnology, Inc.*                                                1,014,956
                                                                                            ------------
                                                                                               2,153,456
                                                                                            ------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.21%
 83,300           SiRF Technology Holdings, Inc.*                                              2,953,818
                                                                                            ------------
              ELECTRONIC PARTS DISTRIBUTION - 1.71%
 61,800           Avnet, Inc.*                                                                 1,568,484
                                                                                            ------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

            COMMON STOCK (CONTINUED)

              FILTRATION / SEPARATION PRODUCTS - 2.72%
 80,275           Pall Corp.                                                                $  2,503,777
                                                                                            ------------
              HOME DECORATION PRODUCTS - 1.77%
 64,650           Newell Rubbermaid, Inc.                                                      1,628,534
                                                                                            ------------
              HOTELS & MOTELS - 3.11%:
 72,750           Orient-Express Hotels Ltd., Class A                                          2,853,983
                                                                                            ------------
              MACHINERY - GENERAL INDUSTRY - 2.42%
 26,600           Middleby Corp.*                                                              2,226,952
                                                                                            ------------
              MEDICAL - BIOMEDICAL / GENETICS - 6.16%
 61,475           Arena Pharmaceuticals, Inc.*                                                 1,113,312
  9,210           Bio-Rad Laboratories, Inc., Class A*                                           574,243
112,026           Illumina, Inc.*                                                              2,660,618
 70,670           InterMune, Inc.*                                                             1,310,222
                                                                                            ------------
                                                                                               5,658,395
                                                                                            ------------
              MEDICAL - OUTPATIENT / HOME MEDICAL - 1.23%
 79,800           Option Care, Inc.                                                            1,128,372
                                                                                            ------------
              MEDICAL PRODUCTS - 1.17%
 18,025           Caliper Life Sciences, Inc.*                                                  115,360
187,325           Encore Medical Corp.*                                                         959,104
                                                                                            ------------
                                                                                               1,074,464
                                                                                            ------------
              NETWORKING PRODUCTS - 3.49%
 67,200           Anixter International, Inc.                                  (a)             3,210,816
                                                                                            ------------
              NON - HAZARDOUS WASTE DISPOSAL - 1.11%
 83,000           Allied Waste Industries, Inc.*                                               1,015,920
                                                                                            ------------
              OIL - FIELD SERVICES - 0.75%
 19,950           BJ Services Co.                                                                690,270
                                                                                            ------------
              OIL FIELD MACHINERY & EQUIPMENT - 1.20%
 24,925           Cooper Cameron Corp.*                                                        1,098,694
                                                                                            ------------
              RETAIL - APPAREL / SHOES - 8.76%
 70,075           Jos. A. Bank Clothiers, Inc.*                                                3,360,096
 74,400           Men's Wearhouse, Inc.*                                                       2,673,936

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

            COMMON STOCK (CONTINUED)

              RETAIL - APPAREL / SHOES (CONTINUED)
302,315           Wet Seal, Inc., Class A*                                                  $  2,010,395
                                                                                            ------------
                                                                                               8,044,427
                                                                                            ------------
              RETAIL - DISCOUNT - 3.28%
113,325           Family Dollar Stores, Inc.                                                   3,014,445
                                                                                            ------------
              RETAIL - JEWELRY - 4.64%
113,450           Tiffany & Co.                                                                4,258,913
                                                                                            ------------
              RETAIL - RESTAURANTS - 5.00%
101,900           California Pizza Kitchen, Inc.*                              (a)             3,306,655
 73,750           CKE Restaurants, Inc.                                                        1,283,250
                                                                                            ------------
                                                                                               4,589,905
                                                                                            ------------
              TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.62%
115,650           Finisar Corp.*                                                                 568,998
                                                                                            ------------
              TRANSPORT - EQUIPMENT & LEASING - 7.08%
 46,127           Amerco, Inc.*                                                (a)             4,565,189
 47,000           GATX Corp.                                                                   1,940,630
                                                                                            ------------
                                                                                               6,505,819
                                                                                            ------------
              TRANSPORT - SERVICES - 3.63%
 74,450           Ryder System, Inc.                                                           3,333,871
                                                                                            ------------
            TOTAL COMMON STOCK (COST $70,121,105)                                           $ 85,292,038
                                                                                            ------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
CONTRACTS                                                                                   MARKET VALUE

            WARRANTS - 0.00%

              COMMERCIAL SERVICES - FINANCE - 0.00%
  4,460           NCO Group, Inc.* (1)                                         (b)          $          0
                                                                                            ------------
              MEDICAL - NURSING HOMES - 0.00%
 34,000           Sun Healthcare Group, Inc.* (2)                              (b)                     0
                                                                                            ------------
              THERAPEUTICS - 0.00%
 20,000           CorAutus Genetics, Inc.* (3)                                 (b)                     0
                                                                                            ------------
            TOTAL WARRANTS (COST $2,595)                                                    $          0
                                                                                            ------------

(1) The Company has the rights to purchase 4,460 common shares at $54.47 per share, expiring September 28, 2006.

(2) The Company has the rights to purchase 34,000 common shares at $12.65 per share, expiring February 13, 2009.

(3) The Company has the rights to purchase 20,000 common shares at $6.72 per share, expiring December 31, 2008.

            PURCHASED OPTIONS - 0.05%

              CALL OPTIONS - 0.05%

              CHEMICALS - DIVERSIFIED - 0.05%
    200           E.I. Du Pont De Nemours & Co., 04/22/06, $40.00                                 48,000
                                                                                            ------------
              TOTAL CALL OPTIONS (COST $27,600)                                                   48,000
                                                                                            ------------
            TOTAL PURCHASED OPTIONS (COST $27,600)                                          $     48,000
                                                                                            ------------
            TOTAL INVESTMENTS (COST $70,151,300) - 92.88% +                                 $ 85,340,038
                                                                                            ------------
            OTHER ASSETS, LESS LIABILITIES - 7.12% **                                          6,538,888
                                                                                            ------------
            NET ASSETS - 100.00%                                                            $ 91,878,926
                                                                                            ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.

(b) Security is being fair valued by a valuation committee under the direction of the Board.

*   Non-income producing security.

** Includes $3,136,112 invested in a PNC Bank Money Market Account, which is 3.41% of net assets.

+ At December 31, 2005, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options was $64,791,655, $10,100,093 and $42,998, respectively. At December 31, 2005, accumulated net unrealized appreciation on portfolio investments, securities sold, not yet purchased and written options was $7,225,954, consisting of $8,954,152 gross unrealized appreciation and $1,728,198 gross unrealized depreciation.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

            SECURITIES SOLD, NOT YET PURCHASED - (19.24%)

              APPLICATIONS SOFTWARE - (0.37%)
 12,600           Microsoft Corp.                                                           $   (342,846)
                                                                                            ------------
              BROADCASTING SERVICES / PROGRAMMING - (3.06%)
 96,900           Clear Channel Communications, Inc.                                          (2,811,069)
                                                                                            ------------
              COMMERCIAL BANKS - SOUTHERN U.S. - (1.54%)
 28,000           Compass Bancshares, Inc.                                                    (1,417,080)
                                                                                            ------------
              COMPUTERS - (2.42%)
 74,750           Dell, Inc.                                                                  (2,224,560)
                                                                                            ------------
              COMPUTERS - PERIPHERAL EQUIPMENT - (0.45%)
  9,050           Lexmark International, Inc., Class A                                          (410,689)
                                                                                            ------------
              DISTRIBUTION / WHOLESALE - (1.97%)
 30,750           CDW Corp.                                                                   (1,809,637)
                                                                                            ------------
              FINANCE - MORTGAGE LOAN / BANKER - (0.56%)
 14,000           Countrywide Financial Corp.                                                   (513,800)
                                                                                            ------------
              LEISURE & RECREATIONAL PRODUCTS - (0.63%)
 46,300           K2, Inc.                                                                      (581,065)
                                                                                            ------------
              MEDICAL - OUTPATIENT / HOME MEDICAL - (1.15%)
 46,550           Amsurg Corp.                                                                (1,056,220)
                                                                                            ------------
              MEDICAL LASER SYSTEMS - (0.94%)
 37,400           Intralase Corp.                                                               (867,680)
                                                                                            ------------
              OFFICE EQUIPMENT - (0.32%)
 13,175           Acco Brands Corp.                                                             (292,485)
                                                                                            ------------
              PUBLISHING - NEWSPAPERS - (0.63%)
 47,300           Journal Register Co.                                                          (576,114)
                                                                                            ------------
              REGISTERED INVESTMENT COMPANY - (1.98%)
  8,400           Diamonds Trust, Series I                                                      (935,004)
 21,000           Nasdaq - 100 Index Tracking Stock                                             (880,530)
                                                                                            ------------
                                                                                              (1,815,534)
                                                                                            ------------
              RETAIL - APPAREL / SHOES - (0.86%)
 16,000           American Eagle Outfitters, Inc.                                               (477,760)

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

            SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

              RETAIL - APPAREL / SHOES (CONTINUED)
 12,600           Urban Outfitters, Inc.                                                    $   (309,204)
                                                                                            ------------
                                                                                                (786,964)
                                                                                            ------------
              RETAIL - DISCOUNT - (1.40%)
 27,300           Wal-Mart Stores, Inc.                                                       (1,289,652)
                                                                                            ------------
              RETAIL - RESTAURANTS - (0.27%)
  7,100           Landry's Restaurants, Inc.                                                    (250,843)
                                                                                            ------------
              RETAIL-FOODS - (0.69%)
 22,500           Zale Corp.                                                                    (630,675)
                                                                                            ------------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $17,208,348)                 $(17,676,913)
                                                                                            ============

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                           MARCH 31, 2006
SHARES                                                                                      MARKET VALUE

            WRITTEN OPTIONS - 0.00%

              PUT OPTIONS - 0.00%

              CHEMICALS - DIVERSIFIED - 0.00%
    200           E.I. Du Pont De Nemours & Co., 04/22/06, $40.00                           $     (2,000)
                                                                                            ------------
              TOTAL PUT OPTIONS (PREMIUMS $27,399)                                                (2,000)
                                                                                            ------------
            TOTAL WRITTEN OPTIONS (PREMIUMS $27,399)                                        $     (2,000)
                                                                                            ============

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Advantage Advisers Augusta Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)

Date   May 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Bryan McKigney
                         -------------------------------------------------------
                            Bryan McKigney, Principal Executive Officer
                            (principal executive officer)

Date   May 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*   /s/ Vineet Bhalla
                         -------------------------------------------------------
                            Vineet Bhalla, Chief Financial Officer
                            (principal financial officer)

Date   May 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.